UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Capital Management, Inc.
Address: 100 Bellevue Parkway
         Wilmington, DE 19809


13F File Number: 028-10210


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew J. Fitzgerald
Title: Attorney-In-Fact*
Phone: 415-670-2000

Signature, Place and Date of Signing:



__________________________________________________________________________
/s/ Matthew J. Fitzgerald     San Francisco, CA. 94105     April 18, 2011

*Signed pursuant to Power of Attorney dated February 09, 2010, included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock Capital
Management, Inc


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-04295          BlackRock Advisors, LLC
     028-01190		Frank Russell Company